Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax		$ (5,138,570)	$ (37,678,411)	$ (172,537,530)
Adjustments for:
Finance costs		53,853	25,472	19,028,007
Interest income		(581,768)	(1,478,436)	(872,503)
Gain on disposal of items of property and equipment, net		(1,438)	(7,068)	(3,690)
Depreciation of property and equipment		165,847	309,033	218,471
Depreciation of right-of-use assets	[1]	743,146	712,003	743,956
Amortization of intangible assets		103,513	3,021,933	6,202,250
Written off /impairment of intangible assets		1,193,246	4,541,074	3,105,507
Equity-settled share-based payment expense		1,288,714	3,179,214	6,629,044
Other equity-settled transactions				500,000
Share-based payment on listing				67,027,178
Gain on disposal of assets in Malaysian operations			(600,000)
Changes in fair value of financial instruments, net		(262,829)	(446,811)	57,333,432
Other long-term employee benefits expense				109,702
Net benefit expenses recognised in defined benefit obligations		62,602	79,131	56,672
Unrealized foreign exchange difference, net		(4,800,870)	4,196,831	(895,392)
Impairment of other assets		316,113
Provision for expected credit loss, net of reversal		26,324	112,122	2,199
Total adjustments		(6,832,117)	(24,033,913)	(13,352,697)
(Increase)/decrease in accounts receivable		(4,854,581)	3,185,104	(7,396,057)
Decrease/(increase) in prepayments and other assets		3,681,682	(5,569,341)	(1,196,743)
(Increase)/decrease in contract assets		(6,093,362)	4,017,017	(4,759,157)
Increase/(decrease) in accounts and other payable		3,898,635	(2,340,190)	9,721,951
Payment for reinstatement of terminated lease				(33,977)
Cash used in operations		(10,199,743)	(24,741,323)	(17,016,680)
Interest paid		(53,629)	(23,700)	(48,363)
Income tax (paid)/refunded		22,418	(49,149)	22,338
Retirement benefits paid under defined benefit obligation		(17,726)	(74,016)
Net cash flows used in operating activities		(10,248,680)	(24,888,188)	(17,042,705)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received		574,844	1,467,357	859,454
Purchases of items of property and equipment		(122,643)	(337,508)	(117,337)
Proceeds from disposal of items of property and equipment		5,109	7,068	6,104
Placement of rental deposits		(51,861)
Additions to intangible assets		(663,955)	(1,397,149)	(2,097,621)
Placement of pledged bank deposits		190	3,409	7,138
Net cash flows used in investing activities		(258,316)	(256,823)	(1,342,262)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan notes				5,000,000
Proceeds from Capital Reorganization, net				91,513,464
Settlement of loan notes				(32,720,827)
Principal portion of lease payments		(724,633)	(721,892)	(730,908)
Proceeds received from the exercise of share options		34	159
Net cash flows (used in)/from financing activities		(724,599)	(721,733)	63,061,729
NET (DECREASE)/INCREASEIN CASH AND CASH EQUIVALENTS		(11,231,595)	(25,866,744)	44,676,762
Cash and cash equivalents at beginning of year		42,521,520	68,641,016	24,077,695
Effect of foreign exchange rate changes, net		(104,629)	(252,752)	(113,441)
CASH AND CASH EQUIVALENTS AT END OF YEAR		$ 31,185,296	$ 42,521,520	$ 68,641,016

[1]	For the year ended December 31, 2025, other than these depreciation, general, administrative and other operating expenses mainly include legal and professional fees of US$3,224,000, written off/impairment of intangible assets of US$1,193,246, insurance costs of US$734,593, investor relation costs of US$565,982 and other office and corporate cost.